Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000163612
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	NDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/dividendgrowth. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/dividendgrowth
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.69%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 101,492,358
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,492,358
Number of Portfolio Holdings	56
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Financials	16.9%
Industrials	11.0%
Health Care	11.0%
Consumer Discretionary	8.4%
Communication Services	7.1%
Consumer Staples	6.5%
Materials	4.1%
Energy	3.9%
Real Estate	3.1%
Utilities	2.8%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	5.3%
Microsoft Corp.	3.8%
Analog Devices, Inc.	3.6%
Amphenol Corp. Class A	3.5%
Apple, Inc.	3.4%
Cie Financiere Richemont SA Class A	3.3%
JPMorgan Chase & Co.	3.0%
Applied Materials, Inc.	2.9%
Electronic Arts, Inc.	2.7%
Charles Schwab Corp.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000163610
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Class A
Trading Symbol	NDGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/dividendgrowth. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/dividendgrowth
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	1.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 101,492,358
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,492,358
Number of Portfolio Holdings	56
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Financials	16.9%
Industrials	11.0%
Health Care	11.0%
Consumer Discretionary	8.4%
Communication Services	7.1%
Consumer Staples	6.5%
Materials	4.1%
Energy	3.9%
Real Estate	3.1%
Utilities	2.8%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	5.3%
Microsoft Corp.	3.8%
Analog Devices, Inc.	3.6%
Amphenol Corp. Class A	3.5%
Apple, Inc.	3.4%
Cie Financiere Richemont SA Class A	3.3%
JPMorgan Chase & Co.	3.0%
Applied Materials, Inc.	2.9%
Electronic Arts, Inc.	2.7%
Charles Schwab Corp.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000163611
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Class C
Trading Symbol	NDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/dividendgrowth. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/dividendgrowth
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$91	1.80%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
AssetsNet	$ 101,492,358
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,492,358
Number of Portfolio Holdings	56
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Financials	16.9%
Industrials	11.0%
Health Care	11.0%
Consumer Discretionary	8.4%
Communication Services	7.1%
Consumer Staples	6.5%
Materials	4.1%
Energy	3.9%
Real Estate	3.1%
Utilities	2.8%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	5.3%
Microsoft Corp.	3.8%
Analog Devices, Inc.	3.6%
Amphenol Corp. Class A	3.5%
Apple, Inc.	3.4%
Cie Financiere Richemont SA Class A	3.3%
JPMorgan Chase & Co.	3.0%
Applied Materials, Inc.	2.9%
Electronic Arts, Inc.	2.7%
Charles Schwab Corp.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000163613
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Class R6
Trading Symbol	NRDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/dividendgrowth. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/dividendgrowth
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.59%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 101,492,358
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$101,492,358
Number of Portfolio Holdings	56
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.2%
Financials	16.9%
Industrials	11.0%
Health Care	11.0%
Consumer Discretionary	8.4%
Communication Services	7.1%
Consumer Staples	6.5%
Materials	4.1%
Energy	3.9%
Real Estate	3.1%
Utilities	2.8%
Short-Term Investments	1.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens Energy AG	5.3%
Microsoft Corp.	3.8%
Analog Devices, Inc.	3.6%
Amphenol Corp. Class A	3.5%
Apple, Inc.	3.4%
Cie Financiere Richemont SA Class A	3.3%
JPMorgan Chase & Co.	3.0%
Applied Materials, Inc.	2.9%
Electronic Arts, Inc.	2.7%
Charles Schwab Corp.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000069472
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	NEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/EME
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$57	1.15%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 187,294,407
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

C000069470
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	NEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/EME
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$70	1.40%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
AssetsNet	$ 187,294,407
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

C000069471
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	NEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/EME
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$107	2.15%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.15%
AssetsNet	$ 187,294,407
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

C000090015
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	NEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/EME
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$90	1.81%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.81%
AssetsNet	$ 187,294,407
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

C000125074
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	NREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/EME. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/EME
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$52	1.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 187,294,407
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$187,294,407
Number of Portfolio Holdings	97
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Financials	18.3%
Consumer Discretionary	15.6%
Industrials	11.3%
Communication Services	8.7%
Materials	3.4%
Consumer Staples	2.6%
Health Care	2.5%
Energy	2.4%
Real Estate	1.3%
Utilities	1.1%
Short-Term Investments	3.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

China	28.8%
India	22.0%
Taiwan	15.3%
Korea	7.3%
Brazil	5.3%
United States	4.7%
United Arab Emirates	2.1%
Hungary	1.9%
South Africa	1.9%
Mexico	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Alibaba Group Holding Ltd.	3.7%
State Street Institutional Treasury Money Market Fund Premier Class	3.3%
Gupshup, Inc.	1.9%
Meituan Class B	1.8%
Samsung Electronics Co. Ltd.	1.7%
Al Rajhi Bank	1.6%
Xiaomi Corp. Class B	1.5%
China Construction Bank Corp. Class H	1.5%

C000063561
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Institutional Class
Trading Symbol	NBHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/equityincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$37	0.72%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 942,019,366
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000063559
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	NBHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/equityincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$55	1.08%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 942,019,366
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000063560
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	NBHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/equityincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.83%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%
AssetsNet	$ 942,019,366
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090014
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class R3
Trading Symbol	NBHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/equityincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$69	1.36%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
AssetsNet	$ 942,019,366
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228873
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class E
Trading Symbol	NBHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/equityincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/equityincome
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 942,019,366
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$942,019,366
Number of Portfolio Holdings	67
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	16.3%
Financials	15.4%
Utilities	11.0%
Materials	8.6%
Energy	8.3%
Health Care	8.3%
Real Estate	7.9%
Consumer Discretionary	7.4%
Information Technology	7.2%
Consumer Staples	5.2%
Communication Services	4.3%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Agnico Eagle Mines Ltd.	3.7%
International Business Machines Corp.	3.1%
Wells Fargo & Co.	3.0%
Ferrovial SE	3.0%
JPMorgan Chase & Co.	3.0%
Brixmor Property Group, Inc.	2.9%
AstraZeneca PLC ADR	2.8%
Paychex, Inc.	2.4%
Exxon Mobil Corp.	2.4%
American International Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021351
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Investor Class
Trading Symbol	NBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/focus
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$46	0.89%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 747,003,013
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021352
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Trust Class
Trading Symbol	NBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/focus
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$57	1.10%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 747,003,013
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021353
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Advisor Class
Trading Symbol	NBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/focus
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$77	1.49%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
AssetsNet	$ 747,003,013
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027739
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Institutional Class
Trading Symbol	NFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/focus
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$39	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 747,003,013
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090012
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Class A
Trading Symbol	NFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/focus
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	1.11%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
AssetsNet	$ 747,003,013
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090013
Shareholder Report [Line Items]
Fund Name	Focus Fund
Class Name	Class C
Trading Symbol	NFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/focus. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/focus
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$96	1.86%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.86%
AssetsNet	$ 747,003,013
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$747,003,013
Number of Portfolio Holdings	49
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.1%
Communication Services	13.4%
Consumer Discretionary	12.8%
Financials	12.5%
Health Care	10.1%
Industrials	9.9%
Materials	3.7%
Consumer Staples	3.3%
Energy	1.9%
Utilities	1.5%
Short-Term Investments	2.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	5.9%
Meta Platforms, Inc. Class A	5.4%
Boston Scientific Corp.	4.5%
Microsoft Corp.	4.4%
Deutsche Telekom AG	4.3%
Apple, Inc.	4.0%
NVIDIA Corp.	4.0%
Alphabet, Inc. Class C	3.7%
Adyen NV	3.4%
Airbus SE	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021336
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Investor Class
Trading Symbol	NBGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/genesis
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$48	0.99%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 9,803,480,144
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021337
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Trust Class
Trading Symbol	NBGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/genesis
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$52	1.08%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.08%
AssetsNet	$ 9,803,480,144
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021338
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Advisor Class
Trading Symbol	NBGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/genesis
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$65	1.34%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.34%
AssetsNet	$ 9,803,480,144
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021339
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Institutional Class
Trading Symbol	NBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/genesis
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$40	0.83%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%
AssetsNet	$ 9,803,480,144
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125070
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Class R6
Trading Symbol	NRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/genesis
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$35	0.73%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
AssetsNet	$ 9,803,480,144
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228870
Shareholder Report [Line Items]
Fund Name	Genesis Fund
Class Name	Class E
Trading Symbol	NRGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/genesis. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/genesis
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$1	0.02%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 9,803,480,144
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,803,480,144
Number of Portfolio Holdings	114
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.6%
Information Technology	17.5%
Financials	14.9%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	5.5%
Materials	3.6%
Real Estate	2.4%
Utilities	2.1%
Communication Services	1.7%
Consumer Staples	1.0%
Short-Term Investments	0.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	2.2%
RBC Bearings, Inc.	2.1%
Chemed Corp.	1.9%
Texas Roadhouse, Inc.	1.8%
Lattice Semiconductor Corp.	1.8%
FirstService Corp.	1.8%
Commvault Systems, Inc.	1.7%
Kirby Corp.	1.6%
Nexstar Media Group, Inc. Class A	1.6%
Eagle Materials, Inc.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000121825
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Investor Class
Trading Symbol	NIQVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$53	1.07%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
AssetsNet	$ 1,055,203,752
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

C000121826
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Trust Class
Trading Symbol	NIQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$56	1.14%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
AssetsNet	$ 1,055,203,752
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

C000021340
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Institutional Class
Trading Symbol	NBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intlequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,055,203,752
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

C000121822
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class A
Trading Symbol	NIQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	1.21%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%
AssetsNet	$ 1,055,203,752
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

C000121823
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class C
Trading Symbol	NIQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$96	1.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.96%
AssetsNet	$ 1,055,203,752
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

C000130576
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class R6
Trading Symbol	NRIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intlequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,055,203,752
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

C000228871
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class E
Trading Symbol	NIQEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.06%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 1,055,203,752
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,055,203,752
Number of Portfolio Holdings	97
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	25.7%
Financials	21.8%
Health Care	16.1%
Information Technology	14.8%
Consumer Staples	6.3%
Consumer Discretionary	5.9%
Communication Services	2.9%
Energy	2.3%
Materials	2.2%
Short-Term Investments	2.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	23.7%
Japan	16.3%
Germany	10.1%
United States	8.7%
France	7.3%
Switzerland	6.9%
Netherlands	6.3%
Italy	4.5%
Denmark	3.2%
Sweden	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Novo Nordisk AS Class B	2.3%
Siemens AG	2.1%
AstraZeneca PLC	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
NatWest Group PLC	1.6%
UniCredit SpA	1.6%
Barclays PLC	1.5%
Leonardo SpA	1.5%
Safran SA	1.4%
Heineken NV	1.4%

C000034262
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Trust Class
Trading Symbol	NILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlselect
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$57	1.15%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 199,072,955
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

C000035184
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Institutional Class
Trading Symbol	NILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intlselect
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$40	0.80%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 199,072,955
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

C000057306
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Class A
Trading Symbol	NBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlselect
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	1.16%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
AssetsNet	$ 199,072,955
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

C000057307
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Class C
Trading Symbol	NBNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlselect
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$94	1.91%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.91%
AssetsNet	$ 199,072,955
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

C000077166
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Class R3
Trading Symbol	NBNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intlselect
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$69	1.41%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%
AssetsNet	$ 199,072,955
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

C000160231
Shareholder Report [Line Items]
Fund Name	International Select Fund
Class Name	Class R6
Trading Symbol	NRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlselect. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intlselect
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$35	0.70%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 199,072,955
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$199,072,955
Number of Portfolio Holdings	82
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	22.5%
Financials	22.4%
Health Care	15.8%
Information Technology	12.6%
Consumer Discretionary	8.9%
Consumer Staples	8.2%
Materials	3.5%
Communication Services	3.1%
Energy	2.4%
Short-Term Investments	0.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United Kingdom	22.0%
Japan	14.8%
Germany	11.3%
France	9.5%
Netherlands	8.4%
United States	8.2%
Switzerland	6.8%
Italy	3.3%
Denmark	3.3%
Ireland	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Siemens AG	2.4%
AstraZeneca PLC	2.4%
Novo Nordisk AS Class B	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
BAE Systems PLC	2.0%
London Stock Exchange Group PLC	1.8%
UniCredit SpA	1.7%
SAP SE ADR	1.7%
NatWest Group PLC	1.7%
Experian PLC	1.6%

C000175514
Shareholder Report [Line Items]
Fund Name	International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	NIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlsmallcap. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intlsmallcap
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$50	1.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
AssetsNet	$ 6,757,803
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,757,803
Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Information Technology	18.3%
Health Care	9.8%
Materials	9.5%
Consumer Discretionary	9.4%
Financials	6.8%
Real Estate	4.5%
Consumer Staples	3.0%
Communication Services	1.3%
Short-Term Investments	4.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Japan	28.9%
Switzerland	13.9%
United Kingdom	12.9%
Canada	8.6%
Sweden	7.7%
France	7.0%
United States	4.9%
Norway	3.0%
Italy	3.0%
Australia	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.4%
Accelleron Industries AG	2.4%
Games Workshop Group PLC	2.3%
VZ Holding AG	2.3%
Diploma PLC	2.3%
Sweco AB Class B	2.2%
Belimo Holding AG	2.1%
Nichias Corp.	2.0%
Softchoice Corp.	1.8%
Kemira OYJ	1.8%

C000175512
Shareholder Report [Line Items]
Fund Name	International Small Cap Fund
Class Name	Class A
Trading Symbol	NIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlsmallcap. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlsmallcap
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	1.41%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.41%
AssetsNet	$ 6,757,803
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,757,803
Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Information Technology	18.3%
Health Care	9.8%
Materials	9.5%
Consumer Discretionary	9.4%
Financials	6.8%
Real Estate	4.5%
Consumer Staples	3.0%
Communication Services	1.3%
Short-Term Investments	4.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Japan	28.9%
Switzerland	13.9%
United Kingdom	12.9%
Canada	8.6%
Sweden	7.7%
France	7.0%
United States	4.9%
Norway	3.0%
Italy	3.0%
Australia	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.4%
Accelleron Industries AG	2.4%
Games Workshop Group PLC	2.3%
VZ Holding AG	2.3%
Diploma PLC	2.3%
Sweco AB Class B	2.2%
Belimo Holding AG	2.1%
Nichias Corp.	2.0%
Softchoice Corp.	1.8%
Kemira OYJ	1.8%

C000175513
Shareholder Report [Line Items]
Fund Name	International Small Cap Fund
Class Name	Class C
Trading Symbol	NIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlsmallcap. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intlsmallcap
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$102	2.16%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.16%
AssetsNet	$ 6,757,803
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,757,803
Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Information Technology	18.3%
Health Care	9.8%
Materials	9.5%
Consumer Discretionary	9.4%
Financials	6.8%
Real Estate	4.5%
Consumer Staples	3.0%
Communication Services	1.3%
Short-Term Investments	4.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Japan	28.9%
Switzerland	13.9%
United Kingdom	12.9%
Canada	8.6%
Sweden	7.7%
France	7.0%
United States	4.9%
Norway	3.0%
Italy	3.0%
Australia	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.4%
Accelleron Industries AG	2.4%
Games Workshop Group PLC	2.3%
VZ Holding AG	2.3%
Diploma PLC	2.3%
Sweco AB Class B	2.2%
Belimo Holding AG	2.1%
Nichias Corp.	2.0%
Softchoice Corp.	1.8%
Kemira OYJ	1.8%

C000175515
Shareholder Report [Line Items]
Fund Name	International Small Cap Fund
Class Name	Class R6
Trading Symbol	NIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intlsmallcap. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intlsmallcap
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$45	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 6,757,803
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,757,803
Number of Portfolio Holdings	68
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.5%
Information Technology	18.3%
Health Care	9.8%
Materials	9.5%
Consumer Discretionary	9.4%
Financials	6.8%
Real Estate	4.5%
Consumer Staples	3.0%
Communication Services	1.3%
Short-Term Investments	4.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Japan	28.9%
Switzerland	13.9%
United Kingdom	12.9%
Canada	8.6%
Sweden	7.7%
France	7.0%
United States	4.9%
Norway	3.0%
Italy	3.0%
Australia	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Navigator Securities Lending Government Money Market Portfolio	3.4%
Accelleron Industries AG	2.4%
Games Workshop Group PLC	2.3%
VZ Holding AG	2.3%
Diploma PLC	2.3%
Sweco AB Class B	2.2%
Belimo Holding AG	2.1%
Nichias Corp.	2.0%
Softchoice Corp.	1.8%
Kemira OYJ	1.8%

C000087774
Shareholder Report [Line Items]
Fund Name	Intrinsic Value Fund
Class Name	Institutional Class
Trading Symbol	NINLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intrinsicvalue. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intrinsicvalue
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$47	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,184,961,529
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,184,961,529
Number of Portfolio Holdings	97
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	19.0%
Utilities	9.4%
Health Care	9.2%
Consumer Discretionary	7.1%
Energy	5.9%
Communication Services	5.8%
Financials	5.5%
Materials	3.3%
Consumer Staples	1.2%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Kyndryl Holdings, Inc.	3.9%
Criteo SA ADR	3.4%
Ciena Corp.	3.1%
AerCap Holdings NV	3.0%
International Game Technology PLC	2.7%
Ormat Technologies, Inc.	2.5%
KBR, Inc.	2.5%
Avery Dennison Corp.	2.2%
OPENLANE, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000087772
Shareholder Report [Line Items]
Fund Name	Intrinsic Value Fund
Class Name	Class A
Trading Symbol	NINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intrinsicvalue. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intrinsicvalue
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$65	1.32%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%
AssetsNet	$ 1,184,961,529
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,184,961,529
Number of Portfolio Holdings	97
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	19.0%
Utilities	9.4%
Health Care	9.2%
Consumer Discretionary	7.1%
Energy	5.9%
Communication Services	5.8%
Financials	5.5%
Materials	3.3%
Consumer Staples	1.2%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Kyndryl Holdings, Inc.	3.9%
Criteo SA ADR	3.4%
Ciena Corp.	3.1%
AerCap Holdings NV	3.0%
International Game Technology PLC	2.7%
Ormat Technologies, Inc.	2.5%
KBR, Inc.	2.5%
Avery Dennison Corp.	2.2%
OPENLANE, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000087773
Shareholder Report [Line Items]
Fund Name	Intrinsic Value Fund
Class Name	Class C
Trading Symbol	NINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intrinsicvalue. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/intrinsicvalue
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$102	2.06%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.06%
AssetsNet	$ 1,184,961,529
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,184,961,529
Number of Portfolio Holdings	97
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	19.0%
Utilities	9.4%
Health Care	9.2%
Consumer Discretionary	7.1%
Energy	5.9%
Communication Services	5.8%
Financials	5.5%
Materials	3.3%
Consumer Staples	1.2%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Kyndryl Holdings, Inc.	3.9%
Criteo SA ADR	3.4%
Ciena Corp.	3.1%
AerCap Holdings NV	3.0%
International Game Technology PLC	2.7%
Ormat Technologies, Inc.	2.5%
KBR, Inc.	2.5%
Avery Dennison Corp.	2.2%
OPENLANE, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000150163
Shareholder Report [Line Items]
Fund Name	Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	NRINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/intrinsicvalue. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/intrinsicvalue
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$42	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,184,961,529
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,184,961,529
Number of Portfolio Holdings	97
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	33.4%
Industrials	19.0%
Utilities	9.4%
Health Care	9.2%
Consumer Discretionary	7.1%
Energy	5.9%
Communication Services	5.8%
Financials	5.5%
Materials	3.3%
Consumer Staples	1.2%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Kyndryl Holdings, Inc.	3.9%
Criteo SA ADR	3.4%
Ciena Corp.	3.1%
AerCap Holdings NV	3.0%
International Game Technology PLC	2.7%
Ormat Technologies, Inc.	2.5%
KBR, Inc.	2.5%
Avery Dennison Corp.	2.2%
OPENLANE, Inc.	2.1%
Resideo Technologies, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021354
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	NGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/lcg
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$40	0.79%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 2,545,398,455
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021355
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Trust Class
Trading Symbol	NBGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/lcg
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$51	1.00%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 2,545,398,455
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021356
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	NBGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/lcg
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$77	1.50%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
AssetsNet	$ 2,545,398,455
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027740
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NGDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/lcg
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$33	0.65%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,545,398,455
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077157
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class A
Trading Symbol	NGDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/lcg
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$52	1.02%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 2,545,398,455
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077158
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class C
Trading Symbol	NGDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/lcg
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$90	1.76%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
AssetsNet	$ 2,545,398,455
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077160
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class R3
Trading Symbol	NGDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/lcg
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$66	1.28%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 2,545,398,455
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000210977
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	NGRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/lcg. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/lcg
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.56%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 2,545,398,455
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,545,398,455
Number of Portfolio Holdings	70
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.3%
Consumer Discretionary	19.2%
Communication Services	16.0%
Financials	9.1%
Health Care	6.9%
Industrials	4.9%
Consumer Staples	3.4%
Utilities	1.1%
Materials	0.5%
Energy	0.5%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.3%
Amazon.com, Inc.	8.3%
Meta Platforms, Inc. Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.4%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.1%
Fanatics Holdings, Inc. Class A	3.9%
Netflix, Inc.	3.3%
Visa, Inc. Class A	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021333
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	NPRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$38	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021334
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Trust Class
Trading Symbol	NBPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$48	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021335
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	NBPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$55	1.10%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027735
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	NBPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$30	0.60%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090001
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class A
Trading Symbol	NPNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$49	0.98%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000089999
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class C
Trading Symbol	NPNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$85	1.71%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090000
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class R3
Trading Symbol	NPNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$62	1.24%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000150162
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class R6
Trading Symbol	NRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228869
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class E
Trading Symbol	NPNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/LCV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/LCV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$1	0.02%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 8,555,240,108
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$8,555,240,108
Number of Portfolio Holdings	73
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.2%
Health Care	14.9%
Industrials	11.5%
Energy	11.4%
Consumer Staples	8.5%
Utilities	6.9%
Information Technology	6.8%
Materials	6.6%
Consumer Discretionary	3.5%
Communication Services	1.9%
Real Estate	1.8%
Short-Term Investments	3.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Exxon Mobil Corp.	4.5%
Johnson & Johnson	4.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.0%
Medtronic PLC	2.9%
Accenture PLC Class A	2.7%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.5%
Duke Energy Corp.	2.4%
Chevron Corp.	2.4%
PNC Financial Services Group, Inc.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021357
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	NMANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$43	0.83%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,841,604,283
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021358
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Trust Class
Trading Symbol	NBMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$48	0.93%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 1,841,604,283
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021359
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	NBMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$61	1.18%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
AssetsNet	$ 1,841,604,283
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027741
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NBMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/MCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$35	0.67%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,841,604,283
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077161
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	NMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$54	1.04%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,841,604,283
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077162
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	NMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$92	1.79%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.79%
AssetsNet	$ 1,841,604,283
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077164
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	NMGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/MCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$67	1.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
AssetsNet	$ 1,841,604,283
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125073
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	NRMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/MCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.57%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,841,604,283
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,841,604,283
Number of Portfolio Holdings	77
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	24.4%
Industrials	16.1%
Financials	13.7%
Consumer Discretionary	12.4%
Health Care	9.1%
Communication Services	5.9%
Energy	3.0%
Consumer Staples	2.7%
Utilities	1.5%
Materials	1.1%
Exchange-Traded Funds	3.7%
Short-Term Investments	6.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell Mid-Cap Growth ETF	3.7%
AppLovin Corp. Class A	2.7%
Ares Management Corp. Class A	2.6%
Tradeweb Markets, Inc. Class A	2.5%
Cencora, Inc.	2.3%
ROBLOX Corp. Class A	2.3%
Datadog, Inc. Class A	2.2%
Axon Enterprise, Inc.	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021347
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Investor Class
Trading Symbol	NBRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCIV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$48	0.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 53,383,621
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021348
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Trust Class
Trading Symbol	NBREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCIV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$59	1.20%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
AssetsNet	$ 53,383,621
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027737
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Institutional Class
Trading Symbol	NBRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/MCIV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 53,383,621
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090009
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Class A
Trading Symbol	NBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCIV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$60	1.21%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
AssetsNet	$ 53,383,621
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090010
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Class C
Trading Symbol	NBRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/MCIV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$97	1.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%
AssetsNet	$ 53,383,621
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090011
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	NBRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/MCIV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$72	1.46%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
AssetsNet	$ 53,383,621
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000210976
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	NBMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/MCIV. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/MCIV
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 53,383,621
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$53,383,621
Number of Portfolio Holdings	70
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	25.1%
Industrials	21.3%
Consumer Discretionary	10.2%
Financials	9.5%
Energy	9.0%
Utilities	7.6%
Health Care	6.2%
Materials	3.5%
Consumer Staples	3.2%
Real Estate	2.7%
Communication Services	1.7%
Short-Term Investments	0.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Williams Cos., Inc.	2.6%
CenterPoint Energy, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Aptiv PLC	2.4%
Ciena Corp.	2.4%
Gates Industrial Corp. PLC	2.3%
Baker Hughes Co.	2.3%
McKesson Corp.	2.3%
Regency Centers Corp.	2.2%
Travel & Leisure Co.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082272
Shareholder Report [Line Items]
Fund Name	Multi-Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	NMULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/multicapopp. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/multicapopp
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$44	0.87%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 244,944,483
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$244,944,483
Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.7%
Information Technology	19.1%
Consumer Discretionary	13.2%
Industrials	11.5%
Materials	8.5%
Consumer Staples	6.8%
Communication Services	6.7%
Health Care	4.6%
Utilities	2.9%
Energy	2.1%
Short-Term Investments	0.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Berkshire Hathaway, Inc. Class B	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Brookfield Corp.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class C	3.5%
U.S. Foods Holding Corp.	3.5%
T-Mobile U.S., Inc.	3.2%
Oracle Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082270
Shareholder Report [Line Items]
Fund Name	Multi-Cap Opportunities Fund
Class Name	Class A
Trading Symbol	NMUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/multicapopp. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/multicapopp
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	1.25%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 244,944,483
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$244,944,483
Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.7%
Information Technology	19.1%
Consumer Discretionary	13.2%
Industrials	11.5%
Materials	8.5%
Consumer Staples	6.8%
Communication Services	6.7%
Health Care	4.6%
Utilities	2.9%
Energy	2.1%
Short-Term Investments	0.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Berkshire Hathaway, Inc. Class B	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Brookfield Corp.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class C	3.5%
U.S. Foods Holding Corp.	3.5%
T-Mobile U.S., Inc.	3.2%
Oracle Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000082271
Shareholder Report [Line Items]
Fund Name	Multi-Cap Opportunities Fund
Class Name	Class C
Trading Symbol	NMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/multicapopp. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/multicapopp
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$100	1.99%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%
AssetsNet	$ 244,944,483
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$244,944,483
Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.7%
Information Technology	19.1%
Consumer Discretionary	13.2%
Industrials	11.5%
Materials	8.5%
Consumer Staples	6.8%
Communication Services	6.7%
Health Care	4.6%
Utilities	2.9%
Energy	2.1%
Short-Term Investments	0.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Berkshire Hathaway, Inc. Class B	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Brookfield Corp.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class C	3.5%
U.S. Foods Holding Corp.	3.5%
T-Mobile U.S., Inc.	3.2%
Oracle Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228874
Shareholder Report [Line Items]
Fund Name	Multi-Cap Opportunities Fund
Class Name	Class E
Trading Symbol	NMUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/multicapopp. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/multicapopp
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$6	0.12%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 244,944,483
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$244,944,483
Number of Portfolio Holdings	46
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	23.7%
Information Technology	19.1%
Consumer Discretionary	13.2%
Industrials	11.5%
Materials	8.5%
Consumer Staples	6.8%
Communication Services	6.7%
Health Care	4.6%
Utilities	2.9%
Energy	2.1%
Short-Term Investments	0.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Berkshire Hathaway, Inc. Class B	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.2%
Brookfield Corp.	4.1%
Apple, Inc.	3.9%
Alphabet, Inc. Class C	3.5%
U.S. Foods Holding Corp.	3.5%
T-Mobile U.S., Inc.	3.2%
Oracle Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021342
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Trust Class
Trading Symbol	NBRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/realestate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$52	1.04%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
AssetsNet	$ 744,471,958
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021341
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Institutional Class
Trading Symbol	NBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/realestate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$42	0.85%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 744,471,958
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090002
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class A
Trading Symbol	NREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/realestate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$60	1.21%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
AssetsNet	$ 744,471,958
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090003
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class C
Trading Symbol	NRECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/realestate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$97	1.96%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%
AssetsNet	$ 744,471,958
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000090004
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class R3
Trading Symbol	NRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/realestate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$72	1.46%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
AssetsNet	$ 744,471,958
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125071
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class R6
Trading Symbol	NRREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/realestate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$37	0.75%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 744,471,958
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000228872
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class E
Trading Symbol	NREEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/realestate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/realestate
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.07%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
AssetsNet	$ 744,471,958
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$744,471,958
Number of Portfolio Holdings	37
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Telecommunications	12.4%
Health Care	12.1%
Industrial	11.8%
Data Centers	8.6%
Apartments	8.3%
Regional Malls	6.2%
Manufactured Homes	5.9%
Self Storage	5.7%
Free Standing	5.1%
Shopping Centers	5.1%
Single Family Homes	5.0%
Office	3.6%
Hotels, Restaurants & Leisure	3.1%
Gaming	2.4%
Specialty	1.7%
Timber	1.6%
Short-Term Investments	1.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Prologis, Inc.	8.9%
American Tower Corp.	7.5%
Equinix, Inc.	7.0%
Welltower, Inc.	5.5%
Simon Property Group, Inc.	5.1%
AvalonBay Communities, Inc.	4.6%
Sun Communities, Inc.	4.2%
Ventas, Inc.	4.0%
Invitation Homes, Inc.	3.5%
Public Storage	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021330
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	NBMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/SCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$49	1.01%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
AssetsNet	$ 456,752,001
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021331
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Trust Class
Trading Symbol	NBMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/SCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$60	1.25%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
AssetsNet	$ 456,752,001
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021332
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	NBMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/SCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Advisor Class	$67	1.40%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.40%
AssetsNet	$ 456,752,001
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027734
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	NBSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/SCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$43	0.90%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
AssetsNet	$ 456,752,001
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077149
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class A
Trading Symbol	NSNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/SCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$60	1.26%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.26%
AssetsNet	$ 456,752,001
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077150
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class C
Trading Symbol	NSNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/SCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$96	2.01%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.01%
AssetsNet	$ 456,752,001
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077152
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class R3
Trading Symbol	NSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/SCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$72	1.51%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.51%
AssetsNet	$ 456,752,001
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000205810
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	NSRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/SCG. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/SCG
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$38	0.80%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%
AssetsNet	$ 456,752,001
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$456,752,001
Number of Portfolio Holdings	91
Portfolio Turnover Rate	64%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	21.6%
Industrials	20.9%
Information Technology	16.2%
Financials	11.4%
Consumer Discretionary	8.7%
Materials	2.8%
Consumer Staples	2.6%
Energy	2.0%
Exchange-Traded Funds	4.7%
Short-Term Investments	9.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.4%
iShares Russell 2000 Growth ETF	4.7%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
Halozyme Therapeutics, Inc.	3.0%
Piper Sandler Cos.	2.2%
Applied Industrial Technologies, Inc.	2.2%
StepStone Group, Inc. Class A	2.1%
Q2 Holdings, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Sprouts Farmers Market, Inc.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021349
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Investor Class
Trading Symbol	NBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/sustainableequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$44	0.86%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 1,625,584,947
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000021350
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Trust Class
Trading Symbol	NBSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/sustainableequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$54	1.04%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,625,584,947
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000027738
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Institutional Class
Trading Symbol	NBSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/sustainableequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.69%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,625,584,947
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077156
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class A
Trading Symbol	NRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/sustainableequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$54	1.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,625,584,947
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077153
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class C
Trading Symbol	NRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/sustainableequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.80%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
AssetsNet	$ 1,625,584,947
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000077155
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class R3
Trading Symbol	NRARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/sustainableequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$67	1.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
AssetsNet	$ 1,625,584,947
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000125072
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class R6
Trading Symbol	NRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/sustainableequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.59%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,625,584,947
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000244622
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class E
Trading Symbol	NRAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/sustainableequity. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/sustainableequity
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$3	0.05%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 1,625,584,947
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,625,584,947
Number of Portfolio Holdings	45
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Financials	27.4%
Information Technology	23.7%
Consumer Discretionary	13.4%
Communication Services	13.0%
Health Care	8.8%
Industrials	6.0%
Consumer Staples	2.7%
Materials	1.4%
Energy	0.9%
Utilities	0.8%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	8.9%
Alphabet, Inc. Class A	7.6%
Microsoft Corp.	7.3%
Interactive Brokers Group, Inc. Class A	5.5%
Berkshire Hathaway, Inc. Class B	5.3%
MasterCard, Inc. Class A	4.8%
GoDaddy, Inc. Class A	3.7%
Progressive Corp.	3.3%
Fiserv, Inc.	3.0%
Apple, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000225949
Shareholder Report [Line Items]
Fund Name	U.S. Equity Impact Fund
Class Name	Institutional Class
Trading Symbol	NEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/usequityimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/usequityimpact
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$44	0.90%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 13,787,594
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,787,594
Number of Portfolio Holdings	44
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.9%
Information Technology	20.9%
Health Care	17.7%
Materials	9.7%
Utilities	6.5%
Consumer Staples	4.4%
Financials	3.8%
Consumer Discretionary	1.9%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.9%
Motorola Solutions, Inc.	4.5%
Pentair PLC	4.5%
Westinghouse Air Brake Technologies Corp.	4.4%
Boston Scientific Corp.	4.2%
Graphic Packaging Holding Co.	4.2%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp.	3.5%
Verisk Analytics, Inc.	3.1%
NVIDIA Corp.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000225950
Shareholder Report [Line Items]
Fund Name	U.S. Equity Impact Fund
Class Name	Class A
Trading Symbol	NEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/usequityimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/usequityimpact
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$62	1.26%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%
AssetsNet	$ 13,787,594
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,787,594
Number of Portfolio Holdings	44
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.9%
Information Technology	20.9%
Health Care	17.7%
Materials	9.7%
Utilities	6.5%
Consumer Staples	4.4%
Financials	3.8%
Consumer Discretionary	1.9%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.9%
Motorola Solutions, Inc.	4.5%
Pentair PLC	4.5%
Westinghouse Air Brake Technologies Corp.	4.4%
Boston Scientific Corp.	4.2%
Graphic Packaging Holding Co.	4.2%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp.	3.5%
Verisk Analytics, Inc.	3.1%
NVIDIA Corp.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000225951
Shareholder Report [Line Items]
Fund Name	U.S. Equity Impact Fund
Class Name	Class C
Trading Symbol	NEQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/usequityimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/usequityimpact
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$98	2.01%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.01%
AssetsNet	$ 13,787,594
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$13,787,594
Number of Portfolio Holdings	44
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	32.9%
Information Technology	20.9%
Health Care	17.7%
Materials	9.7%
Utilities	6.5%
Consumer Staples	4.4%
Financials	3.8%
Consumer Discretionary	1.9%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Trane Technologies PLC	4.9%
Motorola Solutions, Inc.	4.5%
Pentair PLC	4.5%
Westinghouse Air Brake Technologies Corp.	4.4%
Boston Scientific Corp.	4.2%
Graphic Packaging Holding Co.	4.2%
Ecolab, Inc.	3.6%
Brookfield Renewable Corp.	3.5%
Verisk Analytics, Inc.	3.1%
NVIDIA Corp.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.